(LOSSES)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS/(LOSS) PER SHARE
(LOSSES)/EARNINGS PER SHARE
20.	(LOSSES)/EARNINGS PER SHARE
Following the Share Subdivision as detailed in Note 2, each ordinary share was subdivided into eight ordinary shares and each ADS represents one ordinary share. The weighted average number of ordinary shares used for the calculation of basic and diluted earnings per share/ADS for the years ended December 2020 have been retrospectively adjusted.
Basic (losses)/earnings per share and diluted (losses)/earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2020	2021	2022
Numerator:
Net loss attributable to Trip’s shareholders	(3,247)	(550)	1,403

Numerator for diluted earnings per share	(3,247)	(550)	1,403

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding (Note i)	600,888,208	634,109,233	648,380,590
Dilutive effect of share options and RSUs	—	—	8,712,236

Denominator for diluted earnings per ordinary share (Note i)	600,888,208	634,109,233	657,092,826

Basic (losses)/earnings per ordinary share (Note i)	(5.40)	(0.87)	2.17

Diluted (losses)/earnings per ordinary share (Note i)	(5.40)	(0.87)	2.14

Basic (losses)/earnings per ADS	(5.40)	(0.87)	2.17

Diluted (losses)/earnings per ADS	(5.40)	(0.87)	2.14

Note i: Basic and diluted losses per ordinary share, weighted average ordinary shares outstanding. dilutive earnings per ordinary share, the dilutive effect of share options and convertible notes have been retrospectively adjusted for the Share Subdivision and the Ratio Change that were effective on March 18, 2021 as detailed in Note 2.
All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2020, 2021 and 2022.

For the years ended December 31, 2020, 2021 and 2022, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(losses) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2020	2021	2022
Convertible Notes	27,896,136	1,245,966	906,820
Outstanding weighted average stock options and RSUs	12,433,456	6,756,940	18,155,730

	40,329,592	8,002,906	19,062,550